Organization and Business Operations, Extension of Combination Period (Q1) (Details)						1 Months Ended		3 Months Ended	5 Months Ended	12 Months Ended
	Jan. 08, 2024 USD ($)	Dec. 29, 2023 USD ($) Extension $ / shares shares	Dec. 01, 2023 USD ($)	Oct. 31, 2023 USD ($)	Apr. 25, 2023 USD ($) Extension $ / shares shares	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 27, 2024 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares
Extension of Combination Period [Abstract]
Period of extension to consummate business combination								1 month		1 month
Period of advance notice to consummate initial business combination								5 days		5 days
Period of additional charter extension date		10 months						12 months		12 months
Redemption limitation amendment proposal amount					$ 5,000,000
Number of business days								10 days		10 days
Lenders contribution deposited in trust account		$ 40,000			$ 162,500
Lenders contribution deposited in trust account (in dollars per share) | $ / shares		$ 0.02			$ 0.0325
Additional cash deposited in Trust Account	$ 103,055		$ 162,500	$ 162,500	$ 487,500	$ 34,352	$ 34,352		$ 812,500
Funds Withdrawn from Trust Account Reserved to Payment of Taxes							$ 0	$ 0	$ 75,773	$ 75,773	$ 75,773	$ 0
Class A Common Stock [Member]
Extension of Combination Period [Abstract]
Common stock subject to possible redemption (in shares) | shares		3,985,213			21,282,422		1,717,578	1,717,578	1,717,578	1,717,578		23,000,000
Common stock subject to possible redemption (in dollars per share) (in dollars per share) | $ / shares		$ 10.95			$ 10.4		$ 11.14	$ 11.14	$ 10.98	$ 10.98		$ 10.31
Aggregate redemption amount		$ 43,640,022			$ 179,860,588		$ 223,500,610	$ 223,500,610	$ 223,500,610	$ 223,500,610
Maximum [Member]
Extension of Combination Period [Abstract]
Number of extensions to extend time to consummate a business combination | Extension		7			9
IPO [Member]
Extension of Combination Period [Abstract]
Lenders contribution deposited in trust account		$ 120,000			$ 487,500
Lenders contribution deposited in trust account (in dollars per share) | $ / shares		$ 0.06			$ 0.0975
Extension Amendment Proposal and the Redemption Limitation Amendment Proposal [Member] | Class A Common Stock [Member]
Extension of Combination Period [Abstract]
Common stock subject to possible redemption (in shares) | shares		3,985,213			17,297,209